Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund
Prospectus Date	rr_ProspectusDate	Dec. 01, 2023
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2023